Cover	6 Months Ended
Jun. 30, 2021
Cover [Abstract]
Document Type	S-4
Amendment Flag	false
Entity Registrant Name	Big Cypress Acquisition Corp.
Entity Central Index Key	0001833214
Entity Tax Identification Number	85-3899721
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	300 W. 41st Street
Entity Address, Address Line Two	Suite 202
Entity Address, City or Town	Miami Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33140
City Area Code	(305)
Local Phone Number	204-3338
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false